Fair Value of Financial Instruments - Reconciliation for Contingent Consideration Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 190	$ 0	$ 195	$ 0	$ 0	$ 0
Acquisitions	0	0	0	0	197	0
Change in fair value	0	0	0	0	0	0
Translation adjustments	19	0	14	0	(2)	0
Balance, end of period	$ 209	$ 0	$ 209	$ 0	$ 195	$ 0